Offerings	Sep. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	1a. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. 1b. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. 1c. An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b. See Note 1c.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b. See Note 1c.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b. See Note 1c.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b. See Note 1c. 1d. Representing rights or obligations to purchase common stock, preferred stock, depositary shares, debt securities or other securities.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b. See Note 1c. See Note 1d.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note 1a. See Note 1b. See Note 1c. See Note 1d.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Purchase Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1a. See Note 1b. See Note 1c. See Note 1d.